Taxation (Details) - Schedule of Deferred Tax Assets and Liabilities - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets：
Net accumulated losses carry forwards	¥ 124,740	¥ 140,950
Accrued payroll and other expenses	9,480	7,570
Advertising expenses in excess of deduction limit	6,500	9,841
Fair value changes of amounts due to related party	4,237	3,108
Accrued expenses	427	400
Deferred revenue	358	358
Others	1,682	1,006
Deferred tax assets	147,424	163,233
Less: valuation allowance	(147,424)	(163,233)
Deferred tax assets, net
Deferred tax liabilities：
Identifiable intangible assets arising from acquisition of Cheche Insurance (Note 6)	(2,013)	(2,538)
Deferred tax liabilities	¥ (2,013)	¥ (2,538)